Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Line Items]
Interest expense carryovers					$ 9,258	$ 6,457
Operating loss carryforwards, valuation allowance					41,600	21,100
Unrecognized tax benefits if unrecognized, the balance of uncertain tax benefits would impact the effective tax rate					4,900	$ 4,900
Effective tax rate (ETR) from continuing operations	(1.20%)	3.90%	3.70%	(0.20%)
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards not subject to expiration					$ 194,200
Effective income tax rate reconciliation, at federal statutory income tax rate, percent					80.00%
Interest expense carryovers					$ 41,700
Domestic Tax Authority [Member] | 2030-2038 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 277,600		$ 277,600		511,700
State and Local Jurisdiction [Member] | 2024-2043 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 150,600		$ 150,600		$ 226,900
Minimum [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiration year			2030		2027
Minimum [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiration year			2024		2024
Maximum [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiration year			-2038		2038
Maximum [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiration year			-2043		2044